Changes in accounting policies - Quantitative effects (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement
Current assets	€ 34,909	€ 39,450
- of which: Trade and other receivables	12,873	14,101
Non-current assets	88,513	78,628
- of which: Property, plant and equipment	62,192	60,302	€ 63,158
- of which: Right-of-use assets	5,349
Assets held for sale	18	295
Current liabilities	29,644	28,382
- of which: Current portion of long-term debt	3,156	3,601
- of which: Current portion of long-term lease liabilities	889
- of which: Trade and other payables	15,545	16,747
Non-current liabilities	45,896	38,859
- of which: Long-term debt	18,910	20,082
- of which: Long-term lease liabilities	€ 4,759
Liabilities directly associated with assets held for sale		59
Increase (decrease) due to application of IFRS 16
Statement
Current assets		(12)
- of which: Trade and other receivables		(12)
Non-current assets		5,643
- of which: Property, plant and equipment		(46)
- of which: Right-of-use assets		5,689
Assets held for sale		13
Current liabilities		650
- of which: Current portion of long-term debt		(16)
- of which: Current portion of long-term lease liabilities		794
- of which: Trade and other payables		(128)
Non-current liabilities		4,981
- of which: Long-term debt		(36)
- of which: Long-term lease liabilities		5,017
Liabilities directly associated with assets held for sale		13
Adoption of IFRS 16
Statement
Non-current assets		5,656
- of which: Right-of-use assets		5,656
Current liabilities		665
- of which: Current portion of long-term lease liabilities		665
Non-current liabilities		4,991
- of which: Long-term lease liabilities		4,991
Reclassifications IFRS 16
Statement
Current assets		(12)
- of which: Trade and other receivables		(12)
Non-current assets		(13)
- of which: Property, plant and equipment		(46)
- of which: Right-of-use assets		33
Assets held for sale		13
Current liabilities		(15)
- of which: Current portion of long-term debt		(16)
- of which: Current portion of long-term lease liabilities		129
- of which: Trade and other payables		(128)
Non-current liabilities		(10)
- of which: Long-term debt		(36)
- of which: Long-term lease liabilities		26
Liabilities directly associated with assets held for sale		13
After initial application
Statement
Current assets		39,438	35,634
- of which: Trade and other receivables		14,089	14,156
Non-current assets		84,271	79,140
- of which: Property, plant and equipment		60,256	63,158
- of which: Right-of-use assets		5,689
Assets held for sale		308	323
Current liabilities		29,032	24,622
- of which: Current portion of long-term debt		3,585	2,286
- of which: Current portion of long-term lease liabilities		794
- of which: Trade and other payables		16,619	15,305
Non-current liabilities		43,840	42,064
- of which: Long-term debt		20,046	20,179
- of which: Long-term lease liabilities		5,017
Liabilities directly associated with assets held for sale		€ 72	€ 87